Evans & Sutherland Computer Corporation
                                 600 Komas Drive
                           Salt Lake City, Utah 84108




                                                               March 13, 2006



VIA EDGAR
---------

Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 6010
100 F Street, N.E.
Washington, D.C.  20549

Attn:  Jeanne Bennett
       Staff Accountant


                  Re:    Evans & Sutherland Computer Corporation
                         Form 8-K for Item 4.02 filed March 7, 2006
                         File No. 0-8771
                         --------------------------------------------

Ladies and Gentlemen:

     Reference is hereby made to the letter, dated March 9, 2006 (the "Comment Letter"), of the Division of Corporation Finance of the Securities and Exchange Commission (the "Commission") with respect to the Current Report on Form 8-K filed on March 7, 2006 by Evans & Sutherland Computer Corporation (the "Company"). In response to the Staff's comment set forth in the Comment Letter, please be advised that the Company is today filing a Current Report on Form 8-K/A which clarifies that the Company intends to include restated financial statements for the fiscal years ended December 31, 2003 and 2004 and for the interim quarterly periods in 2004 and 2005 in its Annual Report on Form 10-K for the fiscal year ended December 31, 2005, which the Company currently expects to file on or before March 30, 2006.

     The Company hereby acknowledges that:

          o the Company is responsible for the adequacy and accuracy of the disclosure in the filing;


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Securities and Exchange Commission
March 13, 2006
Page 2



          o staff comments or changes to the disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

          o the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     If you have any questions regarding this letter, please contact the undersigned at (801) 588-1700.



                                      Yours truly,

                                      EVANS & SUTHERLAND
                                      COMPUTER CORPORATION


                                      /s/ James R. Oyler
                                      ----------------------------
                                      James R. Oyler
                                      President and Chief Executive Officer